Investment Risks - Grayscale Bitcoin Covered Call ETF	Apr. 03, 2025
Market and Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Volatility Risk. The Fund’s holdings are subject to market fluctuations, and the Fund could lose money due to short-term market movements and over longer periods during market downturns. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or due to factors that affect a particular industry or group of industries.

The prices of digital assets, including Bitcoin, have historically been highly volatile. The value of the Fund’s investments in digital asset related investments, including Bitcoin, and therefore the value of an investment in the Fund, could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Bitcoin Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Bitcoin Investment Risk. The Fund’s investment in options on Bitcoin ETPs carries significant risks. Bitcoin is a relatively new innovation and the market for Bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the Bitcoin network and the acceptance and use of Bitcoin are subject to a variety of factors that are difficult to evaluate. Bitcoin is not legal tender and generally operates without central authority (such as a bank) and is not backed by any government. Federal, state and/or foreign governments may restrict the use and exchange of Bitcoin, and regulation in the United States is still developing. For example, it may become difficult or illegal to acquire, hold, sell or use Bitcoin in one or more countries, which could adversely impact the price of Bitcoin. The slowing, stopping or reversing of the development of the Bitcoin network or the acceptance of Bitcoin may adversely affect the price of Bitcoin.

Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact Bitcoin trading venues. A significant portion of Bitcoin is held by a small number of holders sometimes referred to as “whales.” These holders have the ability to manipulate the price of Bitcoin. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, Bitcoin and Bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote Bitcoin in a way that artificially increases the price of Bitcoin). If one or a coordinated group of miners were to gain control of 51% of the Bitcoin network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain Bitcoin. Over the past several years, a number of Bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in Bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses.

From time to time, the developers suggest changes to the Bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the Bitcoin software, may be created. This is often referred to as a “fork.” Hard forks of the Bitcoin blockchain could impact demand for Bitcoin or other digital assets and could adversely impact the Fund.

The market price of Bitcoin has been subject to extreme fluctuations. If Bitcoin markets continue to be subject to sharp fluctuations, the Fund’s shareholders may experience losses. Bitcoin exchanges have in the past, and may in the future, stop operating or permanently shut down due to fraud, cybersecurity issues, manipulation, technical glitches, hackers or malware, which may also affect the price of Bitcoin and thus the Fund’s indirect investment in Bitcoin due to unfavorable investor sentiment in the broader digital asset industry. Bitcoin is only selectively accepted as a means of payment by retail and commercial outlets, and use of Bitcoins by consumers to pay such retail and commercial outlets remains limited. As a result, the prices of Bitcoins are largely determined by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future. The value of Bitcoin has been and may continue to be substantially dependent on speculation such that trading and investing in Bitcoin generally may not be based on fundamental analysis. There exist certain perceived impediments to the adoption of the Bitcoin network as a payment network, such as the slowness of transaction processing and finality, variability of transaction fees and volatility of Bitcoin’s price.

In an effort to increase the volume of transactions that can be processed on a given crypto asset network, many crypto assets are being upgraded with various features to increase the speed and throughput of crypto asset transactions. Continued upgrades and developments in the technology underlying the Bitcoin network will impact its functionality and use. Failure to further develop the Bitcoin network or any persistent issues with its functionality could impair the cost of transactions and participation on the Bitcoin network, all of which could negatively impact the value of Bitcoin.

The realization of any of these risks could result in a decline in the acceptance of Bitcoin and consequently a reduction in the value of Bitcoin, Bitcoin related companies and investment vehicles and the Fund.

Digital Assets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Digital Assets Risk. Digital assets, such as Bitcoin, are assets designed to act as a medium of exchange, though some arguably have not achieved that purpose. Digital assets are an emerging asset class. There are thousands of digital assets, the most well-known of which is Bitcoin. Digital assets generally operate without a central authority (such as a bank) and are not backed by any government. Digital assets are not legal tender. Federal, state and/or foreign governments may restrict the use and exchange of digital assets, and regulation in the United States is still developing. The market price of Bitcoin and other digital assets has been subject to extreme fluctuations. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra- national or quasi-national organization), digital assets are susceptible to theft, loss, and destruction. Digital asset trading platforms and other trading venues on which digital assets trade are relatively new and, in most cases, largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other fiat currencies. Digital asset trading platforms may stop operating or permanently shut down due to fraud, technical glitches, hackers, or malware, which may also affect volatility.

Digital Asset Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Digital Asset Markets Risk. Recent developments in the digital asset economy have led to extreme volatility and disruption in digital asset markets, a loss of confidence in participants of the digital asset ecosystem, significant negative publicity surrounding digital assets broadly and market-wide declines in liquidity.

In recent years, digital asset prices have fluctuated widely. This has led to volatility and disruption in the digital asset markets and financial difficulties for several prominent industry participants, including digital asset trading platforms, hedge funds and lending platforms, including several bankruptcies. This resulted in a loss of confidence in participants in the digital asset ecosystem and market-wide declines in digital asset trading prices and liquidity. These events have led to a substantial increase in regulatory and enforcement scrutiny of the industry as a whole and of digital asset trading platforms in particular, including from the U.S. Department of Justice, the SEC, the U.S. Commodities and Futures Trading Commission, the President and Congress.

These events have also led to significant negative publicity around digital asset market participants. This publicity could negatively impact the reputation of the Fund and/or the Adviser and have an adverse effect on the trading price and/or the value of the Shares. Moreover, sales of a significant number of Shares of the Fund as a result of these events could have a negative impact on the trading price of the Shares.

Continued disruption and instability in the digital asset markets as these events develop, including further declines in the trading prices and liquidity of digital assets, including Bitcoin, could have a material adverse effect on the value of the Shares and the Shares could lose all or substantially all of their value. These events are continuing to develop at a rapid pace and it is not possible to predict at this time all of the risks that they may pose to the Fund and the Adviser.

Blockchain Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Blockchain Technology Risk. Blockchain technology is new and many of its uses may be untested. There is no assurance that widespread adoption of blockchain technology will occur, and the development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchain technology. The adoption of blockchain technology may be impaired by laws or regulations. Further, blockchain technology may be subject to future laws or regulations that may be difficult to predict. In addition, because blockchain functionality relies on the internet, a significant disruption of internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies. Certain features of blockchain technology may increase the risk of fraud or cyberattack. An investment in investment vehicles that hold or track digital assets, and the Fund, may be subject to the following risks:

Theft, loss or destruction [Member]
Prospectus [Line Items]
Risk [Text Block]
o	Theft, loss or destruction. Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss, or destruction of these keys could adversely affect a user’s ownership claims over an asset or a company’s business or operations if it was dependent on the blockchain.

Competing platforms and technologies [Member]
Prospectus [Line Items]
Risk [Text Block]
o	Competing platforms and technologies. The development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchains.

Cybersecurity incidents [Member]
Prospectus [Line Items]
Risk [Text Block]
o	Cybersecurity incidents. Cybersecurity incidents may compromise an issuer, its operations, or its business. Cybersecurity incidents may also specifically target a user’s transaction history, digital assets, or identity, thereby leading to privacy concerns. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

Lack of liquid markets, and possible manipulation of blockchain-based assets [Member]
Prospectus [Line Items]
Risk [Text Block]
o	Lack of liquid markets, and possible manipulation of blockchain-based assets. Digital assets that are represented on a blockchain and trade on a digital asset exchange may not necessarily benefit from viable trading markets. Stock exchanges have listing requirements and vet issuers, and perhaps users. These conditions may not necessarily be replicated on a digital asset exchange, depending on the platform’s controls and other policies. The more lenient a digital asset exchange is about vetting issuers of digital assets or users that transact on the platform, the higher the potential risk for fraud or the manipulation of digital assets. These factors may decrease liquidity or volume, or increase volatility of digital assets or other assets trading on a digital asset exchange.

Lack of regulation [Member]
Prospectus [Line Items]
Risk [Text Block]
o	Lack of regulation. Digital assets and their associated platforms are largely unregulated, and the regulatory environment is rapidly evolving. Because blockchain technology works by having every transaction build on every other transaction, participants can self-police any corruption, which can mitigate the need to depend on the current level of legal or government safeguards to monitor and control the flow of business transactions. As a result, participants engaged in blockchain activities may be exposed to adverse regulatory action, fraudulent activity, or even failure. There can be no guarantee that future regulation of blockchain technology or digital assets will not have a negative impact on the value of such technologies and of the investment vehicles in the which the Fund has indirect exposure to. To the extent that regulatory changes or actions are made by the U.S. Congress or any U.S. federal or state agencies on crypto assets leading to additional regulatory requirements and oversight, these changes may affect the value of the Shares or restrict the use of Bitcoin, mining activity or the operation of the Bitcoin network or the digital asset trading platforms in a manner that adversely affects the value of the shares held by the Fund. In addition, regulatory changes or other events in foreign jurisdictions may affect the value of the Shares or restrict the use of one or more digital assets, mining activity or the operation of their networks or digital asset trading platforms in a manner that adversely affects the value of the Shares.

Network amendment risk [Member]
Prospectus [Line Items]
Risk [Text Block]
o	Network amendment risk. Significant contributors to all or any digital asset network could propose amendments to the respective network’s protocols and software that, if accepted and authorized by such network, could adversely affect the blockchain network.

For example, with respect to the Bitcoin network, a small group of individuals contribute to the Bitcoin network’s source code. Those individuals can propose refinements or improvements to the Bitcoin network’s source code through one or more software upgrades that alter the protocols and software that govern the Bitcoin network and the properties of Bitcoin, including the irreversibility of transactions and limitations on the mining of new Bitcoin. To the extent that a significant majority of the users and miners on the Bitcoin network install such software upgrade(s), the Bitcoin network would be subject to new protocols and software that may adversely affect the network.

Third party product defects or vulnerabilities [Member]
Prospectus [Line Items]
Risk [Text Block]
o	Third party product defects or vulnerabilities. Where blockchain systems are built using third party products, those products may contain technical defects or vulnerabilities beyond a company’s control. Open-source technologies that are used to build a blockchain application, may also introduce defects and vulnerabilities.

Digital Asset Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Digital Asset Tax Risk. Many significant aspects of the U.S. federal income tax treatment of investments in digital assets are uncertain and an investment in digital assets, even indirectly, may produce income that is not treated as qualifying income for purposes of the income test applicable to regulated investment companies (“RICs”), such as the Fund. Should the U.S. Internal Revenue Service (“IRS”) issue guidance or take a position, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s indirect investments in digital asset ETPs (which guidance might be applied to the Fund retroactively), it could, among other consequences, limit the Fund’s ability to pursue its investment strategy.

Bitcoin ETPs Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Bitcoin ETPs Investment Risk. The Fund intends to obtain investment exposure to Bitcoin, indirectly via synthetic exposure to Bitcoin ETPs through derivatives. The price of Bitcoin ETPs shares may not directly correspond to the price of any digital currency and are highly volatile. Such investment also exposes the Fund to all of the risks related to digital currencies discussed herein. The shares of Bitcoin ETPs are not registered under the 1940 Act, or any state securities laws, and therefore such an investment will not benefit from the protections and restrictions of such laws.

Of the Bitcoin ETPs, GBTC and BTC are sponsored by an affiliate of the Fund’s Adviser that receives a fee in exchange for assuming certain administrative and marketing expenses of GBTC and BTC. While the Fund does not invest directly in GBTC and BTC, the Fund’s strategy may result in additional purchases of shares of GBTC and BTC by options holders, which will benefit the Adviser and its affiliate in terms of fees being received on these products.

Derivative Instruments [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivative Instruments. The Fund will invest in options, a type of derivative instrument. Derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses for the Fund. In addition, the prices of the derivative instruments and the prices of underlying securities, interest rates or currencies they are designed to reflect may not move together as expected. Derivatives are usually traded on margin, which may subject the Fund to margin calls. Margin calls may force the Fund to liquidate assets.

Bitcoin ETP Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Bitcoin ETP Options Risk. The market for options on Bitcoin ETPs may be less developed, and potentially less liquid and more volatile, than more established options markets. While the Bitcoin ETP options market has grown since the commencement of trading, there can be no assurance that this growth will continue. The price of options contracts on Bitcoin ETPs is based on a number of factors, including the supply of and the demand of options contracts on Bitcoin ETPs.

Market conditions and expectations, regulatory limitations or limitations imposed by the listing exchanges (e.g., margin requirements, position limits, and accountability levels), collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for option contracts on Bitcoin ETPs.

Market conditions and expectations, margin requirements, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors may also limit the Fund’s ability to achieve its desired exposure to options contracts on Bitcoin ETPs. If the Fund is unable to achieve such exposure it may not be able to meet its investment objectives and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like options on Bitcoin ETPs may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk.

Price differences between Bitcoin and options on Bitcoin ETPs will expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in Bitcoin, including larger losses or smaller gains. Although performance of options contracts on Bitcoin ETPs, in general, has historically been highly correlated to the performance of Bitcoin, there can be no guarantee this will continue. Transaction costs (including the costs associated with the purchase and sale of options contracts), position limits, the availability of counterparties and other factors may impact the cost of options contracts on Bitcoin ETPs and decrease the correlation between the performance of options contracts on Bitcoin ETPs and Bitcoin, over short or even long-term periods. In the event that there are persistent disconnects between Bitcoin and options on Bitcoin ETPs, the Fund may not be able to obtain the desired exposure and may not be able to achieve its investment objectives.

Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Additionally, positions in options and other contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits. Such actions may subject the Fund to substantial losses.

FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. FLEX Options are issued and guaranteed for settlement by the OCC. In the event that the Fund were to utilize FLEX Options, the Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and, therefore, the value of your investment in the Fund. Trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objectives.

Assignment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Assignment Risk. The OCC may randomly assign an exercise notice to a clearing member, who must then assign, randomly or on a first-in-first-out basis, the obligation to a customer who has written that option contract. If the Fund is assigned an exercise notice, the Fund pays the buyer the difference between the option price on the exercise date and the option price when written by the Fund. As a result, the Fund may be forced to settle a written option position at an inopportune time and at a cost to the Fund, both of which could adversely affect the Fund’s performance and ability to track the performance of the referenced Bitcoin ETPs.

Covered Call Option Writing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Covered Call Option Writing Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the underlying instrument above the exercise prices of such options, but will continue to bear the risk of declines in the value of the underlying instrument. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying reference asset of the options over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so.

Subsidiary Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act; therefore, the Fund will not receive all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.

Asset Class Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Asset Class Risk. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Exchange-Traded Fund ("ETF"?) Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Exchange-Traded Fund (“ETF”) Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks, which the Fund would also be exposed to with its investments in other ETFs and ETPs:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
o	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable or unwilling to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
o	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
o	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is anticipated that the market price of Shares will generally approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
o	Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”), there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

Exchange-Traded Products ("ETPs"?) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Exchange-Traded Products (“ETPs”) Risk. The Fund is subject to the risks as those associated with the direct ownership of the investments held or represented by the ETPs in which it has exposure to. In addition, the shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETP’s shares) for a number of reasons. For example, supply and demand for shares of an ETP or market disruptions may cause the market price of the ETP to deviate from the value of the ETP’s investments, which may be exacerbated in less liquid markets.

Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Transactions Risk. The Fund may effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk. Liquidity risk is the risk that a particular investment cannot be sold at an advantageous time or price. For example, the market for certain securities may become illiquid under adverse market or economic conditions. Also, investments in derivatives, non-U.S. investments, restricted securities, securities having micro or small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The Fund is actively managed and its performance reflects the investment decisions that the Adviser makes for the Fund. The Adviser’s judgments about the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar investment objectives and/or strategies.

Active Investor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Active Investor Risk. The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund may come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objectives.

Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Money Market Fund Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objectives. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Reverse Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. To qualify for the favorable tax treatment generally available to a RIC, the Fund must satisfy, among other requirements described in the SAI, certain diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund were to fail to qualify as a RIC for a tax year, and the relief provisions are not available, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

Options Premium Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Premium Tax Risk. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares in the Fund.

Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.

Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, the Fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the Fund, the size of the Fund, and the market volatility of the Fund’s shares. Inclusion in a model could increase demand for the Fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted, and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, model rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).